Commitments and Contingencies (Details Narrative) - USD ($)	May 01, 2019	Jan. 15, 2019	Dec. 10, 2018	Mar. 31, 2020	Jun. 30, 2019
Rent expense	$ 1,350
Warrant exercise price				$ 0.25
Judgment Settlement Agreement [Member]
Monthly repayment of debt		$ 15,000
Debt instrument final payment			$ 195,000
Debt payment terms description			Under the terms of the Judgment Settlement Agreement, the Company is required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020.
Debt maturity date			Mar. 31, 2020
Judgement Settlement Agreement [Member]
Debt instrument final payment				$ 195,000
Debt payment terms description			Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020.
Remaining liabilities of long term debt				$ 762,921	$ 570,660